Business Combinations - CHW Narrative (Details) $ / shares in Units, holder in Millions						2 Months Ended	3 Months Ended		12 Months Ended
	Nov. 23, 2022 USD ($)	Nov. 09, 2022 USD ($) holder $ / shares	Nov. 01, 2022 shares	Aug. 09, 2022 USD ($) tradingDay Lender $ / shares shares	Aug. 05, 2022 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) lender $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Schedule Of Reverse Recapitalization [Line Items]
Exchange ratio				0.97		0.97	0.97		0.97
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Net proceeds | $				$ 29,100,000
Restricted cash | $				23,900,000
Proceeds from Blue Torch Financing Agreement | $									$ 24,123,000	$ 0
Proceeds from PIPE | $				$ 5,202,000
Warrants outstanding (in shares)				91,130
Number of lenders				2					2
Restricted cash | $					$ 24,700,000
Derivative instrument, contingent consideration, liability, shares (in shares)			955,000		2,393,378
Shares purchase price (in dollars per share) | $ / shares					$ 10.30
Holders repurchasing shares | holder		1.4
Stock repurchased | $		$ 14,800,000
Cash received from FPA at Put Date | $		$ 9,837,000
Reverse recapitalization, contingent consideration, equity, triggering event period				3 years
Stock-based compensation due to Earnout Shares | $				$ 23,900,000					$ 23,867,000
Payments of reverse recapitalization transaction costs | $								$ 39,500,000
Change in fair value of derivative liability | $									$ (4,958,000)	$ 0
Shares issued upon acquisition (in shares)									90,000
Forward Contracts
Schedule Of Reverse Recapitalization [Line Items]
Derivative instrument, contingent consideration, liability, shares (in shares)			955,000
Shares purchase price (in dollars per share) | $ / shares		$ 10.30
Change in fair value of derivative liability | $	$ 7,800,000	$ 900,000				$ 8,700,000	$ 7,800,000	$ (13,700,000)	$ (5,000,000)
Private placement
Schedule Of Reverse Recapitalization [Line Items]
Number of shares issued (in shares)				500,000
Price per share (in dollars per share) | $ / shares				$ 10.00
Total proceeds | $				$ 5,000,000
Issuance of Ordinary shares to Sponsor (in shares)				500,000
Community Share Issuance
Schedule Of Reverse Recapitalization [Line Items]
Issuance of Ordinary shares to Sponsor (in shares)				300,000
Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Shares issued upon acquisition (in shares)									90,000	621,362
Common Stock | Community Share Issuance
Schedule Of Reverse Recapitalization [Line Items]
Issuance of Ordinary shares to Sponsor (in shares)									300,000
CHW Acquisition Corporation
Schedule Of Reverse Recapitalization [Line Items]
Number of shares redeemed (in shares)				9,593,970
Common stock, par value (in dollars per share) | $ / shares				$ 0.0001
Redemption price (in dollars per share) | $ / shares				$ 10.00
Value of shares forfeited | $				$ 95,939,700
Earnout Shares
Schedule Of Reverse Recapitalization [Line Items]
Reverse recapitalization, contingent consideration, equity, shares (in shares)				10,000,000
Management Earnout Shares
Schedule Of Reverse Recapitalization [Line Items]
Reverse recapitalization, contingent consideration, equity, shares (in shares)				5,000,000
Earnout Consideration Triggering Event, One
Schedule Of Reverse Recapitalization [Line Items]
Reverse recapitalization, contingent consideration, equity, stock price trigger (in dollars per share) | $ / shares				$ 12.50
Earnout Consideration Triggering Event, One | Earnout Shares
Schedule Of Reverse Recapitalization [Line Items]
Reverse recapitalization, contingent consideration, equity, shares (in shares)				5,000,000
Reverse recapitalization, contingent consideration, equity, stock price trigger (in dollars per share) | $ / shares				$ 12.50
Reverse recapitalization, contingent consideration, equity, threshold trading days | tradingDay				20
Reverse recapitalization, contingent consideration, equity, threshold trading day period | tradingDay				30
Earnout Consideration Triggering Event, Two
Schedule Of Reverse Recapitalization [Line Items]
Reverse recapitalization, contingent consideration, equity, stock price trigger (in dollars per share) | $ / shares				$ 15.00
Earnout Consideration Triggering Event, Two | Earnout Shares
Schedule Of Reverse Recapitalization [Line Items]
Reverse recapitalization, contingent consideration, equity, shares (in shares)				5,000,000
Reverse recapitalization, contingent consideration, equity, stock price trigger (in dollars per share) | $ / shares				$ 15.00
Reverse recapitalization, contingent consideration, equity, threshold trading days | tradingDay				20
Reverse recapitalization, contingent consideration, equity, threshold trading day period | tradingDay				30
Earnout Consideration Triggering Event, Three
Schedule Of Reverse Recapitalization [Line Items]
Reverse recapitalization, contingent consideration, equity, stock price trigger (in dollars per share) | $ / shares				$ 18.00
Earnout Consideration Triggering Event, Three | Earnout Shares
Schedule Of Reverse Recapitalization [Line Items]
Reverse recapitalization, contingent consideration, equity, shares (in shares)				5,000,000
Reverse recapitalization, contingent consideration, equity, stock price trigger (in dollars per share) | $ / shares				$ 18.00
Reverse recapitalization, contingent consideration, equity, threshold trading days | tradingDay				20
Reverse recapitalization, contingent consideration, equity, threshold trading day period | tradingDay				30
Series P convertible preferred shares | Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Conversion of preferred stock to common stock (in shares)				1,100,000					1,100,000
Secured Debt | The Credit Facility
Schedule Of Reverse Recapitalization [Line Items]
Proceeds from Blue Torch Financing Agreement | $				$ 29,400,000
Founder Shares
Schedule Of Reverse Recapitalization [Line Items]
Number of shares cancelled in maximum redemption scenario (in shares)				13,327
Number of shares cancelled in connection with Business Combination (in shares)				20,000